Operating Segments and Related Disclosures - Components of Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012	Nov. 30, 2011
Segment Reporting Information [Line Items]
Goodwill	$ 94.9	$ 94.9	$ 94.9
Intangible assets	13.1	13.9	15.4
Aerospace and Defense
Segment Reporting Information [Line Items]
Goodwill		94.9	94.9
Intangible assets		$ 13.9	$ 15.4